Provisions for employees' benefits (Details 4) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	$ 12,352,511	$ 12,474,408
AAA [member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	4,683,190	4,870,932
Nation [member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	4,364,188	4,471,274
AA+ [member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	860,905	690,391
BBB- [member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	426,743	192,636
BAA2 [member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	0	371,972
BBB [member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	193,579	246,795
F1+ [member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	249,361	230,321
BBB+ [member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	86,040	159,103
BRC 1+ [member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	89,211	118,008
AA [member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	28,367	58,234
BAA3 [member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	310,788	45,699
A [member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	62,754	39,048
A3 [member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	17,075	29,098
AA- [member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	60,382	18,770
BAA1 [member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	21,395	5,296
Other qualifications [member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	55,768	50,784
No rating available [member]
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	$ 842,765	$ 876,047